Basis of Presentation and Recent Accounting Pronouncements - Depreciation and Amortization (Details) - Computer Sciences GS Business	12 Months Ended
Apr. 03, 2015
Buildings
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	40 years
Computers and related equipment | Minimum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	3 years
Computers and related equipment | Maximum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	5 years
Furniture and other equipment | Minimum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	5 years
Furniture and other equipment | Maximum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	10 years
Leasehold improvements
Schedule of Assets' Estimated Useful Lives [Line Items]
Property, plant and equipment useful life, description	Shorter of lease term or useful life
Other leased assets
Schedule of Assets' Estimated Useful Lives [Line Items]
Property, plant and equipment useful life, description	Greater of lease term or useful life
Internal use software | Minimum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	2 years
Internal use software | Maximum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	7 years
External use software | Minimum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	2 years
External use software | Maximum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	7 years
Customer related intangibles
Schedule of Assets' Estimated Useful Lives [Line Items]
Property, plant and equipment useful life, description	Expected customer service life
Other intangible assets | Minimum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	3 years
Other intangible assets | Maximum
Schedule of Assets' Estimated Useful Lives [Line Items]
Useful life (in years)	8 years